As filed with the Securities and Exchange Commission on January 9, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  October 31, 2007

Date of reporting period:  October 31, 2007

Item 1. Report to Stockholders.

EDGAR LOMAX VALUE FUND
Annual Report
October 31, 2007

Dear Fellow Shareholder:

           It is our pleasure to report the completion of another year of solid investment returns for the Fund’s shareholders.  This year, the Fund’s 10th year in operation, witnessed not only a highly volatile stock market but also a strong last-half shift of money away from our type of “value” stocks toward “growth” stocks.  Through October 31, 2007, the Fund’s 1- and 5-year average annual total returns were 11.96% and 13.84% compared to S&P 500 respective returns of 14.56% and 13.88%.  Finally, over the life of the Fund (since December 12, 1997), it has produced a total annualized gain of 7.11% versus an S&P 500 return of 6.70%.  The gross expense ratio for the Fund is 1.74%, while its net expense ratio is 0.62%.*

           Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling (866) 205-0524.

This past year saw several developments in the stock market and a period that tested the patience of many investors.  First, the absolute fervor for the stock of small- and mid-cap companies finally abated after more than six years.  Large-cap stocks suddenly came into favor (as we discussed in this past April 30 semi-annual report).  However, investors turned primarily toward technology and other growth names.  Then, the appearance of enormous problems this past summer within the subprime mortgage market raised questions about the near-term outlook for stocks, bonds and the economy in general.  The overall result was a very volatile year, with the market up one month and down the next.

           So, how does all this relate to your investment in the Fund?  Because these market shifts and their timing are rarely predictable, we believe it makes most sense to own investments that can weather the tough times and, yet, deliver strong results when markets are rising.  We believe that buying consistently profitable companies at reasonable prices should produce such good long-term results.  Over this past year—still a relatively short period for a long-term investor—some of our positions exceeded our expectations while others were dented by the credit market turmoil.  Specifically, energy sector stocks Chevron and Exxon gained 40% and 31%, respectively.  However, even “blue-chip” financial service companies surprised many in announcing enormous mortgage-related “write-offs” (or losses) late in the period.  Citigroup, for example, declined nearly 13% over the year.  We are hopeful that Citigroup’s management will make effective operational and financial adjustments and continue the firm’s history of profitability.

* Figures are from the Fund’s prospectus as of February 28, 2007. The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Net Annual Fund Operating Expenses do not exceed 0.99% (before “Acquired Funds Fees and Expenses”). While the Board of Trustees may terminate this expense reimbursement arrangement at any time, it has no intention of doing so. In addition, the Advisor has voluntarily agreed to waive a portion of its investment advisory fee contingent upon the Fund’s performance versus the S&P 500 Value Index. While the Advisor may discontinue its voluntary waiver at any time, it has no intention of doing so.

Thank you, once again, for joining us as shareholders in the Edgar Lomax Value Fund.  We will make every effort to ensure your investment decision was a good one.

Cordially,

Randall R. Eley	Phillip A. Titzer
Chief Investment Officer	Portfolio Manager

Mutual fund investing involves risk; principal loss is possible.

Investment performance reflects expense waivers in effect.  In the absence of such waivers, total return would be reduced.

The S&P 500 Index is a broad-based, unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  It is not possible to invest directly in an index.

The opinions expressed above are those of the investment advisor, are subject to change, and any forecasts made cannot be guaranteed.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for current Fund holdings information.  (12/07)

 EDGAR LOMAX VALUE FUND

Comparison of the change in value of a hypothetical $10,000 investment in the Edgar Lomax Value Fund vs. the S&P 500 Index, the S&P 500/Citigroup Value Index, and the Lipper Large Cap Value Fund Index.

Total Return:	One Year	Five Years[2]	Since Inception[2]

Edgar Lomax Value Fund¹	11.96%	13.84%	7.11%
S&P 500 Index	14.56%	13.88%	6.71%
S&P 500/Citigroup Value Index	13.55%	16.59%	7.65%
Lipper Large Cap Value Fund Index	12.58%	14.59%	6.91%

Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (866) 205-0524.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gains distributions, or redemption of Fund shares. Indices do not incur expenses and are not available for investment.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. The S&P 500/Citigroup Value Index is a market value weighted index of stocks in the S&P 500 Index which score highest based on an average of book-to-price ratio, sales-to-price ratio and dividend yield, representing 50% of the total market value of the S&P 500 Index. The Lipper Large Cap Value Fund Index consists of the largest funds as tracked by Lipper, Inc.  Large Cap Value Funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors.

¹ The Fund commenced operations on December 12, 1997.
² Average Annual Total Return represents the average annual change in account value over the period indicated.

EDGAR LOMAX VALUE FUND

EXPENSE EXAMPLE at October 31, 2007 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. The Edgar Lomax Value Fund is a no-load mutual fund and has no shareholder transaction expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/01/07 – 10/31/07).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.99% per the advisory agreement. The Advisor has voluntarily agreed to waive a portion of its advisory fee contingent upon the Fund’s performance versus the S&P 500/Citigroup Value Index. The amount of the voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. If the Advisor waives advisory fees under this arrangement, it has also agreed to absorb all expenses, other than advisory fees. For the six months ended October 31, 2007, the Fund’s aggregate annual operating expenses were reduced to 0.50%. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	5/1/07	10/31/07	5/1/07 – 10/31/07

Actual	$1,000.00	$1,026.70	$2.55

Hypothetical (5% return	$1,000.00	$1,022.68	$2.55
before expenses)

*Expenses are equal to the Fund’s annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

 EDGAR LOMAX VALUE FUND

ALLOCATION OF PORTFOLIO ASSETS at October 31, 2007 (Unaudited)

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 2007
Shares	COMMON STOCKS: 97.20%	Value
	Automobiles & Components - 1.26%
8,500	General Motors Corp.	$333,115

	Banks - 3.31%
13,900	Regions Financial Corp.	376,968
14,600	Wells Fargo & Co.	496,546
		873,514

	Capital Goods - 11.02%
6,700	3M Co.	578,612
5,000	General Dynamics Corp.	454,800
33,100	General Electric Co.	1,362,396
8,500	Honeywell International, Inc.	513,485
		2,909,293

	Consumer Durables & Apparel - 2.21%
6,500	The Black & Decker Corp.	584,415

	Diversified Financials - 16.03%
11,400	Bank of America Corp.	550,392
22,200	Citigroup, Inc.	930,180
4,600	Discover Financial Services	88,780
1,200	The Goldman Sachs Group, Inc.	297,504
25,165	J.P. Morgan Chase & Co.	1,182,755
1,200	Lehman Brothers Holdings, Inc.	76,008
7,800	Merrill Lynch & Co., Inc.	514,956
8,800	Morgan Stanley	591,888
		4,232,463

	Energy - 13.27%
5,000	Baker Hughes, Inc.	433,600
12,300	Chevron Corp.	1,125,573
12,600	ConocoPhillips	1,070,496
9,500	Exxon Mobil Corp.	873,905
		3,503,574

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 2007, continued
Shares	COMMON STOCKS: 97.20%	Value
	Food, Beverages & Tobacco - 5.24%
14,350	Altria Group, Inc.	$1,046,546
10,083	Kraft Foods, Inc. - Class A	336,873
		1,383,419

	Healthcare Equipment & Services - 2.42%
12,200	Cigna Corp.	640,378

	Insurance - 6.52%
13,700	The Allstate Corp.	717,880
7,300	American International Group, Inc.	460,776
5,600	The Hartford Financial Services Group, Inc.	543,368
		1,722,024

	Materials - 8.71%
17,500	Alcoa, Inc.	692,825
13,100	The Dow Chemical Co.	590,024
20,538	E. I. du Pont de Nemours and Co.	1,016,836
		2,299,685

	Media - 1.20%
17,300	Time Warner, Inc.	315,898

	Pharmaceuticals, Biotechnology & Life Sciences - 9.47%
22,800	Merck & Co., Inc.	1,328,328
47,700	Pfizer, Inc.	1,173,897
		2,502,225

	Retailing - 2.58%
31,000	Limited Brands, Inc.	682,310

	Technology Hardware & Equipment - 2.73%
6,200	International Business Machines Corp.	719,944
The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

SCHEDULE OF INVESTMENTS at October 31, 2007, continued
Shares	COMMON STOCKS: 97.20%	Value
	Telecommunication Services - 11.23%
34,500	AT&T, Inc.	$1,441,755
33,100	Verizon Communications, Inc.	1,524,917
		2,966,672

	TOTAL COMMON STOCKS (Cost $22,237,675)	25,668,929

	SHORT-TERM INVESTMENTS: 2.78%

732,557	AIM STIT-STIC Prime Portfolio	732,557
	TOTAL SHORT-TERM INVESTMENTS (Cost $732,557)	732,557

	Total Investments in Securities (Cost $22,970,232) - 99.98%	26,401,486
	Other Assets in Excess of Liabilities - 0.02%	6,082
	NET ASSETS - 100.00%	$26,407,568

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STAEMENT OF ASSETS AND LIABILITIES at October 31, 2007

ASSETS
Investments in securities, at value (identified cost of $22,970,232)	$26,401,486
Receivables
Dividends and interest	41,734
Due from Advisor (Note 3)	7,638
Fund shares sold	8,905
Prepaid expenses	6,631
Total assets	26,466,394

LIABILITIES
Payables
Fund shares redeemed	19,436
Audit fees	17,300
Transfer agent fees and expenses	8,058
Administration fees	4,518
Fund accounting fees	3,850
Custody fees	2,839
Chief Compliance Officer fee	983
Accrued expenses	1,842
Total liabilities	58,826

NET ASSETS	$26,407,568

Net asset value, offering and redemption price per share
[$26,407,568/1,809,990 shares outstanding;
unlimited number of shares (par value $0.01) authorized]	$14.59

COMPONENTS OF NET ASSETS
Paid-in capital	$20,212,173
Undistributed net investment income	593,011
Accumulated net realized gain on investments	2,171,130
Net unrealized appreciation on investments	3,431,254
Net assets	$26,407,568

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

STATEMENT OF OPERATIONS for the year ended October 31, 2007

INVESTMENT INCOME
Dividends	$739,064
Interest	56,557
Total investment income	795,621

Expenses
Advisory fees (Note 3)	138,513
Administration fees (Note 3)	55,407
Transfer agent fees and expenses (Note 3)	39,021
Fund accounting fees (Note 3)	23,523
Registration fees	19,463
Audit fees	17,352
Custody fees (Note 3)	13,106
Legal fees	10,796
Trustee fees	7,197
Chief Compliance Officer fee (Note 3)	6,018
Insurance expense	4,986
Reports to shareholders	2,948
Other expenses	3,198
Total expenses	341,528
Less: advisory fee waiver and absorption (Note 3)	(203,015)
Net expenses	138,513
Net investment income	657,108

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	2,194,049
Net change in unrealized appreciation on investments	229,039
Net realized and unrealized gain on investments	2,423,088
Net Increase in Net Assets Resulting from Operations	$3,080,196

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND
STATMENT OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	October 31, 2007	October 31, 2006
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$657,108	$399,194
Net realized gain on investments	2,194,049	618,504
Net change in unrealized appreciation on investments	229,039	2,158,647
Net increase in net assets resulting from operations	3,080,196	3,176,345

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(489,155)	(288,088)
From net realized gain on investments	(554,263)	(775,716)
Total distributions to shareholders	(1,043,418)	(1,063,804)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a)	795,002	7,391,361
Total increase in net assets	2,831,780	9,503,902

NET ASSETS
Beginning of year	23,575,788	14,071,886
End of year	$26,407,568	$23,575,788

Includes undistributed net investment income of:	$593,011	$378,472

(a) A summary of share transactions is as follows:

	Year		Year
	Ended		Ended
	October 31, 2007		October 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	695,515	$9,623,824	868,787	$11,089,754
Shares issued on reinvestments of distributions	76,755	1,040,793	91,134	1,063,530
Shares redeemed	(699,530)	(9,869,615)	(384,682)	(4,761,923)
Net increase	72,740	$795,002	575,239	$7,391,361

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each year

	Year Ended October 31
	2007	2006	2005	2004	2003

Net asset value, beginning of year	$13.57	$12.11 $	11.29	$10.46	$9.03

Income from investment operations:
Net investment income	0.35	0.24	0.24	0.17	0.15
Net realized and unrealized gain on investments.	1.23	2.14	0.84	0.81	1.44
Total from investment operations	1.58	2.38	1.08	0.98	1.59

Less distributions:
From net investment income	(0.26)	(0.25)	(0.18)	(0.15)	(0.16)
From net realized gain on investments	(0.30)	(0.67)	(0.08)	-	-
Total distributions	(0.56)	(0.92)	(0.26)	(0.15)	(0.16)

Net asset value, end of year	$14.59	$13.57	$12.11	$11.29	$10.46

Total return	11.96%	20.83%	9.62%	9.39%	17.89%

Ratios/supplemental data:
Net assets, end of year (thousands)	$26,408	$23,576	$14,072	$12,824	$11,386

Ratio of expenses to average net assets:
Before expense reimbursement	1.23%	1.52%	1.76%	2.13%	2.59%
After expense reimbursement	0.50%	0.62%	0.94%	1.23%	1.23%

Ratio of net investment income to average net assets:
Before expense reimbursement	1.64%	1.53%	1.23%	0.64%	0.52%
After expense reimbursement	2.37%	2.43%	2.05%	1.54%	1.88%

Portfolio turnover rate	51.37%	30.43%	47.97%	10.72%	74.84%

The accompanying notes are an integral part of these financial statements.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2007

NOTE 1 - ORGANIZATION

        The Edgar Lomax Value Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund’s investment objective is to seek growth of capital, with a secondary objective of providing income.  The Fund began operations on December 12, 1997.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.

These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Short-term investments are valued at amortized cost, which approximates market value. Investments in other mutual funds are valued at their net asset value.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a first-in first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.   The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2007, continued

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts : Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
New Accounting Pronouncements:  On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Application of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006.  The Fund will apply FIN 48 to all open tax years on the date of adoption, which is expected to be April 30, 2008.  The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

           For the year ended October 31, 2007, The Edgar Lomax Company (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.80% based upon the average daily net assets of the Fund. Effective March 31, 2004, the Advisor has agreed to voluntarily waive a portion of its advisory fees due from the Fund based upon the Fund’s performance versus the “S&P 500 Value Index”.  Through February 28, 2006, the performance of the S&P 500 Value Index is that of the S&P 500/Barra Value Index. Thereafter, it is the performance of the S&P 500/Citigroup Value Index (which Standard & Poor’s chose to replace the S&P 500/Barra Value Index). The Advisor intends to waive a portion of its advisory fee whenever, as of the end of each month, the Fund’s 3-year or 5-year average annual total return is less than that of the S&P 500 Value Index. The amount of the

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2007, continued

voluntary waiver will depend upon the size of the Fund’s assets as of the end of each month. While this voluntary fee waiver can be discontinued at any time, the Advisor has no intention of doing so. For the year ended October 31, 2007, the Fund incurred $138,513 in advisory fees.

        The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.99% of average daily net assets. If the Advisor waives advisory fees under the arrangement described above, it has also agreed to absorb all expenses, other than advisory fees. As a result, for the year ended October 31, 2007, the Fund’s aggregate annual operating expenses were reduced to 0.50%. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the year ended October 31, 2007, the Advisor reduced its fees and absorbed Fund expenses in the amount of $203,015; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Year	Amount
2008	$112,896
2009	147,553
2010	203,015
$463,464

        U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For the year ended October 31, 2007, the Fund incurred $55,407 in administration fees.

        U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. For the year ended October 31, 2007, the Fund incurred $23,523 in fund accounting fees and $32,162 in transfer agent fees.  U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the year ended October 31, 2007, the Fund incurred $13,106 in custody fees.

        Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2007, continued

For the year ended October 31, 2007, the Fund was allocated $6,018 of the Chief Compliance Officer fee.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

        For the year ended October 31, 2007, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $14,843,312 and $13,497,722, respectively.

NOTE 5 – INCOME TAXES

       Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred.

       The tax character of distributions paid during the fiscal years ended October 31, 2007 and October 31, 2006 was as follows:

	2007	2006
Ordinary income	$496,171	$406,433
Long-term capital gains	547,247	657,371

       The Fund designated as long-term capital gain distribution, pursuant to Internal Revenue Code Section 852(b) (3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended October 31, 2007.

       On the Statement of Assets and Liabilities the following adjustments were made for permanent tax adjustments:

Accumulated	Undistributed
Net Realized	Net Investment
Gains on Investments	Income
($46,586)	$46,586

       The permanent differences primarily relate to a dividend reclassification.

EDGAR LOMAX VALUE FUND

NOTES TO FINANCIAL STATEMENTS at October 31, 2007, continued

         As of October 31, 2007, the Fund's most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments	$23,039,787

Gross tax unrealized appreciation	$4,576,799
Gross tax unrealized depreciation	(1,215,100)
Net tax unrealized appreciation	$3,361,699

Undistributed ordinary income	$1,037,189
Undistributed long-term capital gain	1,796,507
Total distributable earnings	$2,833,696

Other accumulated gains/losses	—
Total accumulated earnings	$6,195,395

EDGAR LOMAX VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of
Edgar Lomax Value Fund

We have audited the accompanying statements of assets and liabilities of the Edger Lomax Value Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.   These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Edger Lomax Value Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                             TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 21, 2007

EDGAR LOMAX VALUE FUND

NOTICE TO SHAREHOLDERS at October 31, 2007 (Unaudited)

For the year ended October 31, 2007, the Edgar Lomax Value Fund designated $547,247 as long-term capital gains and $496,171 as ordinary income for purposes of the dividends paid deduction.

For the year ended October 31, 2007, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 92.66%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2007 was 92.63%.

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-205-0524 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2007

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-205-0524.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.  Information included in the Fund’s Form N-Q is also available by calling 1-866-205-0524.

EDGAR LOMAX VALUE FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Age
Address		Number of
Position held with Fund		Portfolios
Principal Occupation(s) and other	Trustee of	Overseen in
Directorships during past five years	Fund Since*	Fund Complex**

Walter E. Auch, Age 86	1997	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Management Consultant, formerly Chairman, CEO of Chicago Board Options
Exchange and former President of Paine Webber.
Other Directorships: Citigroup Funds,
Sound Surgical Technology and UBS Management

James Clayburn LaForce, Age 78	2002	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group,
Arena Pharmaceuticals and Cancervax

Donald E. O'Connor, Age 71	1997	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Financial Consultant, formerly Executive Vice President and Chief Operating
Officer of ICI Mutual Insurance Company (until January 1997).
Other Directorships: The Forward Funds

EDGAR LOMAX VALUE FUND

INFORMATION ABOUT TRUSTEES AND OFFIERS (Unaudited), continued

Name, Age
Address		Number of
Position held with Fund		Portfolios
Principal Occupation(s) and other	Trustee of	Overseen in
Directorships during past five years	Fund Since*	Fund Complex**

George J. Rebhan, Age 73	2002	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Retired; formerly President, Hotchkis and Wiley Funds (mutual funds)
from 1985 to 1993.
Trustee: E*Trade Funds

George T. Wofford III, Age 67	1997	1
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Senior Vice President, Information Services, Federal Home Loan Bank of San
Francisco.
Other Directorships: None

OFFICERS

Jeanine M. Bajczyk, Age 42	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Assistant Vice President, Legal Compliance and Administration, U.S. Bancorp Fund Services, LLC
(since May 2006); Senior Counsel, Wells Fargo Funds Management LLC (May 2005 to May 2006);
Associate Counsel, Strong Financial Corporation (January 2001 to May 2005).

Douglas G. Hess, Age 40	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
President, Treasurer
Vice President, Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

EDGAR LOMAX VALUE FUND

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), continued

Name, Age
Address		Number of
Position held with Fund		Portfolios
Principal Occupation(s) and other	Trustee of	Overseen in
Directorships during past five years	Fund Since*	Fund Complex**

Joe D. Redwine, Age 60	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Chairman
President, Chief Executive Officer, U.S. Bancorp Fund
Services, LLC (since 1991).

Robert M. Slotky, Age 60	N/A	N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President, AML Officer
Vice President, U.S. Bancorp Fund Services, LLC, the Fund's administrator
(since July 2001); formerly Senior Vice President, Investment Company Administration, LLC.

*The term for each Trustee is indefinite.
**The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

The Statement of Additional Information includes additional information about the Fund's trustees and officers and is available, without charge, upon request by calling 1-866-205-0524.

This page intentionally left blank.

Advisor
The Edgar Lomax Company
6564 Loisdale Court, Suite 310
Springfield, Virginia 22150
www.edgarlomax.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53213

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
866-205-0524

Independent Registered
Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

This report is intended for the shareholders of
the Fund and may not be used as sales literature
unless preceded or accompanied by a current
prospectus. To obtain a free prospectus please call
866-205-0524.
Annual Report For the year ended October 31, 2007

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/07	FYE 10/31/2006
Audit Fees	$14,700	$14,100
Audit-Related Fees	N/A	N/A
Tax Fees	$2,600	$2,400
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/07	FYE 10/31/2006
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, President
Date   1/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
            Douglas G. Hess, President

Date   1/8/08

By (Signature and Title)* /s/ Cheryl L. King
        Cheryl L. King, Treasurer

Date   1/8/08

* Print the name and title of each signing officer under his or her signature.